As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09495

The Legacy Funds, Inc.
(Exact name of registrant as specified in charter)

61 Broadway
New York, NY 10006
(Address of principal executive offices) (Zip code)

Robert E Belknap
61 Broadway
New York, NY 10006
(Name and address of agent for service)

1-212-269-8790
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Item 1. Schedule of Investments.

THE LEGACY FUNDS, INC.

SCHEDULE OF INVESTMENTS - July 31, 2004 (Unaudited)

Legacy Growth Fund

Shares		Value
	COMMON STOCKS - 98.5%

	CONSUMER PRODUCTS - 6.2%
2,900	Cannon (1)	$ 142,100
2,800	The Procter & Gamble Company	146,020
		288,120

	DRUGS - 2.9%
4,300	Pfizer Inc.	137,428

	EDUCATION - 1.8%
1,000	Apollo Group, Inc. - Class A*	83,550

	FINANCIAL SERVICES - 11.8%
2,800	American Express Company	140,700
3,400	Citigroup	149,906
2,900	State Street Corporation	124,149
3,500	Washington Mutual, Inc.	135,800
		550,555
	FOOD SERVICES - 2.9%
3,900	Sysco Corporation	134,355

	HOME BUILDING - 12.9%
1,500	Beazer Homes USA, Inc.	140,100
3,300	Centex Corporation	139,986
5,850	D.R. Horton, Inc.	161,636
2,900	Pulte Homes, Inc.	158,427
		600,149
	INSURANCE - 3.0%
3,852	Fidelity National Financial, Inc.	139,635

See Notes to the Financial Statements.

Shares		Value
	MEDICAL INSTRUMENTS - 8.6%
3,100	Medtronic, Inc.	$ 153,977
4,500	SurModics, Inc.*	107,640
3,500	Techne Corporation*	139,300
		400,917
	MEDICAL SERVICES - 10.0%
2,800	Amgen Inc.*	159,264
2,800	Johnson & Johnson	154,756
3,900	Laboratory Corporation of America Holdings*	152,724
		466,744
	NETWORKING PRODUCTS - 2.3%
5,200	Cisco Sytems, Inc.*	108,472

	OIL & GAS - 16.1%
3,300	Apache Corporation	153,549
2,500	Andarko Petroleum Corporation	149,475
1,600	ChevronTexaco Corporation	153,040
3,300	Exxon Mobil Corporation	152,790
2,800	Royal Dutch Petroleum Company - NYS (1)	140,840
		749,694

	REINSURANCE - 11.6%
1,700	Everest Re Group, Ltd. (1)	124,916
3,700	IPC Holdings, Ltd. (1)	138,750
4,000	Montpelier Re Holdings (1)	141,520
2,600	RenaissanceRe Holdings Ltd. (1)	137,800
		542,986
	RETAIL - GENERAL - 6.2%
4,300	The Home Depot, Inc.	144,996
4,000	Walgreen Co.	145,600
		290,596
	TRANSPORTATION - 2.2%
2,000	The Boeing Company	101,500

	TOTAL COMMON STOCKS (Cost of $4,112,746)	4,594,701

See Notes to the Financial Statements.

Shares	SHORT-TERM INVESTMENTS - 1.6%	Value

74,136	First American Treasury Obligations Fund	$ 74,136

	TOTAL SHORT-TERM INVESTMENTS (Cost of $74,136)	74,136

	TOTAL INVESTMENTS - 100.1% (Cost of $4,186,882)	4,668,837

	Assets Net of Other Liabilities - (0.1)%	(5,098)

	TOTAL NET ASSETS - 100.0%	$ 4,663,739

	* Non-income producing security.
	(1) Foreign security.
	NYS - New York Shares.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Legacy Funds, Inc.

By (Signature and Title)_/s/Robert E. Belknap
            Robert E. Belknap, President

Date   9/15/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert E. Belknap
Robert E. Belknap, President

Date 89/15/04

By (Signature and Title)*   /s/ Elizabeth A. Larson
Elizabeth A. Larson, Treasurer

Date 9/15/04

* Print the name and title of each signing officer under his or her signature.